Investment Objectives and Goals	Jul. 31, 2025
MFS Emerging Markets Equity Research Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Emerging Markets Equity Research Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Equity Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return through a combination of current income and capital appreciation.
MFS Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Intrinsic Value Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.